Share capital (Details) - KRW (₩)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of authorized shares	50,000	50,000	50,000
Value per share	₩ 1	₩ 1	₩ 1
Number of shares issued	50,000	50,000	50,000
Common shares	₩ 50,000	₩ 50,000	₩ 50,000